EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Total Outstanding Shares
The following table represents total outstanding shares for the years ended December 31:

(in thousands)	Common Shares	Treasury Shares	Outstanding Shares

Balance at December 31, 2011	162,776	(21,144)	141,632
Shares issued	—	1,688	1,688
Repurchase of common stock at cost	—	(998)	(998)

Balance at December 31, 2012	162,776	(20,454)	142,322
Shares issued	—	2,605	2,605
Repurchase of common stock at cost	—	(2,686)	(2,686)

Balance at December 31, 2013	162,776	(20,535)	142,241
Shares issued	—	1,875	1,875
Repurchase of common stock at cost	—	(3,272)	(3,272)

Balance at December 31, 2014	162,776	(21,932)	140,844

Total Stock Based Compensation Expense and the Tax Related Benefit
The following table represents total stock based compensation expense and the tax related benefit for the years ended:

	December 31,
(in thousands)	2014	2013	2012

Stock option expense	$8,838	$10,554	$11,126
RSU expense	15,399	13,059	9,644
Total stock based compensation expense	$24,237	$23,613	$20,770

Related deferred income tax benefit	$6,744	$6,057	$5,775

Assumptions Used to Determine Compensation Cost for the Company's Non-qualified Stock Options Issued
The Company uses the Black-Scholes option-pricing model to estimate the fair value of each option awarded. The following table sets forth the average assumptions used to determine compensation cost for the Company’s NQSO issued during the years ended:

	December 31,
	2014	2013	2012

Weighted average fair value per share	$9.41	$9.30	$8.91
Expected dividend yield	0.59%	0.53%	0.57%
Risk-free interest rate	1.61%	0.87%	0.93%
Expected volatility	21.6%	24.7%	26.0%
Expected life (years)	5.13	4.98	5.10

Summary of the Non-qualified Stock Option Transactions
The following table summarizes the NQSO transactions for the year ended December 31, 2014:

	Outstanding			Exercisable
(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value

December 31, 2013	8,295	$35.04	$111,450	6,225	$33.67	$92,200
Granted	929	45.27
Exercised	(1,539)	31.89
Cancelled	(4)	45.04
Forfeited	(58)	41.26
December 31, 2014	7,623	$36.87	$124,988	5,775	$35.05	$105,210

Summary of Information about Non-qualified Stock Options Outstanding
The following table summarizes information about NQSO outstanding for the year ended December 31, 2014:

			Outstanding			Exercisable
(in thousands, except per share amounts and life)			Number Outstanding at December 31,	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable at December 31,	Weighted Average Exercise Price
Range of
Exercise Prices			2014			2014

20.01	-	30.00	1,288	3.3	$26.54	1,288	$26.54
30.01	-	40.00	3,839	5.6	35.87	3,453	35.57
40.01	-	50.00	2,496	6.9	43.75	1,034	43.93
			7,623	5.6	$36.87	5,775	$35.05

Summary of the Unvested RSU Transactions
The following table summarizes the unvested RSU transactions for the year ended December 31, 2014:

	Unvested Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value
(in thousands, except per share amounts)

Unvested at December 31, 2013	1,131	$38.81
Granted	447	45.20
Vested	(282)	36.60
Forfeited	(119)	40.90
Unvested at December 31, 2014	1,177	$41.55